       THE FINANCE COMPANY OF PENNSYLVANIA
                                FOUNDED 1871
                                      LOGO

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 1998

                      THE FINANCE COMPANY OF PENNSYLVANIA
                               226 WALNUT STREET
                             PHILADELPHIA, PA 19106

                               BOARD OF DIRECTORS
                             Charles E. Mather III

              Shaun F. O'Malley                             Jonathan D. Scott
           Herbert S. Riband, Jr.                          Frank A. Wood, Jr.

                                    OFFICERS
                        Charles E. Mather III, President
                    Frank A. Wood, Jr., Secretary-Treasurer
                   Doranne H. Case, Asst. Secretary-Treasurer
                     Mary Ellen Christ, Assistant Secretary

                      THE FINANCE COMPANY OF PENNSYLVANIA
                               226 WALNUT STREET
                             PHILADELPHIA, PA 19106

                                 August 3, 1998

TO OUR SHAREHOLDERS:

     The Semi-annual Report of your Company is enclosed. In the first half of 1998, the Company continued to do well in what some view as an irrational, exuberant market. Understanding this market's unpredictability, your Company will remain vigilant.

     At the Annual Meeting April 15, 1998, Frank A. Wood, Jr. and Herbert S. Riband, Jr. were re-elected Directors for three-year terms. Deloitte & Touche LLP were reappointed as our independent auditors and Cooke & Bieler, Inc. remains as our investment adviser.

     I thank the Board and Officers of your Company for their advice and assistance, and you, our shareholders, for your continued faith in our Company.

                                           /s/ Charles E. Mather III

                                           Charles E. Mather III, President

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1998
                                  (UNAUDITED)

ASSETS
INVESTMENTS-AT MARKET VALUE (NOTE 1):
     U.S. TREASURY NOTES (IDENTIFIED COST
        $3,490,037)...................................  $ 3,589,562
     MUTUAL FUNDS & OTHER SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $5,754,678)...............    5,785,136
     COMMON STOCKS (IDENTIFIED COST $11,300,194)
           INCLUDING AFFILIATE (NOTE 2)...............   50,623,984
                                                        -----------
                TOTAL INVESTMENTS.....................   59,998,682
CASH..................................................       13,217
ACCRUED INTEREST AND DIVIDENDS RECEIVABLE.............      201,417
PREPAID TAXES AND EXPENSES............................        6,704
OTHER ASSETS..........................................          900
                                                        -----------

                TOTAL.................................   60,220,920
                                                        -----------
LIABILITIES
ACCRUED EXPENSES AND TAXES............................        1,421
                                                        -----------
NET ASSETS
NET ASSETS (WITH INVESTMENTS AT MARKET VALUE)
     EQUIVALENT TO $1,075.62 PER SHARE ON 55,986
     SHARES OF $10 PAR VALUE CAPITAL STOCK OUTSTANDING
     AT JUNE 30, 1998 (AUTHORIZED 232,000 SHARES).....  $60,219,499
                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

                       U.S. TREASURY OBLIGATIONS -- 5.98%

                                                                        Aggregate
                                                                          Quoted
      Principal                                           Identified   Market Price
       Amount                                                Cost        (Note 1)
---------------------                                     ----------   ------------
        700,000         U.S. TREASURY NOTES 7 3/4% DUE
                             1/31/00....................  $  699,637    $  723,625
        500,000         U.S. TREASURY NOTES 5 3/8% DUE
                             6/30/00....................     498,926       499,062
      1,000,000         U.S. TREASURY NOTES 7 7/8% DUE
                             8/15/01....................   1,035,623     1,067,500
        750,000         U.S. TREASURY NOTES 6 3/8% DUE
                             8/15/02....................     758,011       772,500
        500,000         U.S. TREASURY NOTES 6 1/2% DUE
                             5/15/05....................     497,840       526,875
                                                          ----------    ----------
                        TOTAL GOVERNMENT SECURITIES.....   3,490,037     3,589,562
                                                          ----------    ----------
                             MUTUAL FUNDS AND OTHER SHORT-TERM
                                       SECURITIES -- 9.64%

                      Face Value/
                    Principal Amount
--------------------------------------------------------
      1,000,000         U.S. TREASURY NOTES 9 1/4%
                             DUE 8/15/98................   1,000,006     1,008,750
        900,000         U.S. TREASURY NOTES 8 7/8%......     900,209       920,813
        500,000         U.S. TREASURY BILLS.............     494,121       493,697
        400,000         U.S. TREASURY BILLS.............     390,521       392,055
         26,087         TREASURY TRUST FUND.............      26,087        26,087
        312,864         FEDERAL TRUST FUND..............     312,864       312,864
      2,630,870         FED FUND........................   2,630,870     2,630,870
                                                          ----------    ----------
                        TOTAL...........................   5,754,678     5,785,136
                                                          ----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 1998
                                  (UNAUDITED)

                            COMMON STOCKS -- 84.38%

                                                                        Aggregate
                                                                          Quoted
       Number                                             Identified   Market Price
      of Shares                                              Cost        (Note 1)
---------------------                                     ----------   ------------
                        PETROLEUM AND MINING -- 7.66%
         32,000         EXXON CORP......................  $   91,444   $ 2,284,000
         20,000         MOBIL CORP. ....................      62,715     1,532,500
         30,000         PENN VIRGINIA CORP. ............      22,382       776,250
                                                          ----------   -----------
                        TOTAL...........................     176,541     4,592,750
                                                          ----------   -----------
                        BANKING, INSURANCE AND FINANCIAL
                        HOLDING COMPANIES -- 41.79%
         16,500         MARSH & MCLENNAN, INC. .........     428,861       997,219
        434,000         PNC BANK CORP. .................     262,209    23,381,750
         10,000         STATE STREET CORP. .............     152,542       695,000
                                                          ----------   -----------
                        TOTAL...........................     843,612    25,073,969
                                                          ----------   -----------
                        MANUFACTURING AND DIVERSIFIED -- 19.41%
         19,000         AMP, INC. ......................     545,903       653,125
         12,000         BOEING CO. .....................     426,205       534,750
         23,000         CORNING INC. ...................     662,567       799,250
         29,000         DOVER CORP. ....................     261,750       993,250
          6,000         DOW CHEMICAL CO. ...............     116,337       580,125
         12,000         EMERSON ELECTRIC................     181,980       724,500
         10,000         FLUOR CORP. ....................     390,750       510,000
         28,500         GENUINE PARTS CO. ..............     469,072       985,031
         15,000         HASBRO INC. ....................     422,456       589,688
          7,000         INT'L BUSINESS MACHINES.........     363,995       803,687
          8,000         INT'L FLAVORS & FRAGRANCES......     327,606       347,500
         10,000         MINNESOTA MINING & MFG. CO. ....     170,764       821,875
         12,000         MOTOROLA .......................     634,630       630,750
         25,000         PALL CORP. .....................     579,250       512,500
         20,000         RUBBERMAID INC. ................     474,275       660,000
         30,000         SHERWIN WILLIAMS CO. ...........     481,800       993,750
          5,000         XEROX CORP. ....................     234,100       508,125
                                                          ----------   -----------
                        TOTAL...........................   6,743,440    11,647,906
                                                          ----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 1998
                                  (UNAUDITED)

                           COMMON STOCKS -- CONCLUDED

                                                                        Aggregate
                                                                          Quoted
       Number                                            Identified    Market Price
      of Shares                                             Cost         (Note 1)
---------------------                                    -----------   ------------
                        DRUGS AND PHARMACEUTICALS -- 2.66%
          8,000         JOHNSON & JOHNSON..............  $    88,070   $   592,000
          7,500         MERCK & CO. ...................      168,925     1,003,125
                                                         -----------   -----------
                        TOTAL..........................      256,995     1,595,125
                                                         -----------   -----------
                        COMMUNICATIONS -- 1.52%
         20,000         BELL ATLANTIC CORP. ...........      178,287       912,500
                                                         -----------   -----------
                        FOOD/RETAIL MERCHANDISING -- 2.85%
         20,000         COCA-COLA CO. .................       23,981     1,710,000
                                                         -----------   -----------
                        INTERNATIONAL FUNDS -- 3.57%
         80,496         SCUDDER INT'L EQUITY INV.
                             TR. ......................    2,005,939     2,141,190
                                                         -----------   -----------
                        SMALL CAP FUNDS -- 1.62%
         69,881         KALMAR SMALL CAP FUND..........    1,000,000       974,144
                                                         -----------   -----------
                        DIVERSIFIED HOLDING -- 3.30%
            732         PENNSYLVANIA WAREHOUSING AND
                             SAFE DEPOSIT COMPANY (NOTE
                             2)........................       71,399     1,976,400
                                                         -----------   -----------
                        TOTAL COMMON STOCKS............   11,300,194    50,623,984
                                                         -----------   -----------
                        TOTAL INVESTMENTS..............  $20,544,909   $59,998,682
                                                         ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME:
     INCOME:
           DIVIDENDS (INCLUDING DIVIDENDS FROM
                AFFILIATE -- NOTE 2)...................   $   733,324
           INTEREST....................................       192,844
                                                          -----------
                TOTAL..................................       926,168
     EXPENSES:
           COMPENSATION...................  $    47,850
           TAXES OTHER THAN INCOME
             TAXES........................       12,150
           DIRECTORS' FEES (NOTE 5).......       25,800
           INVESTMENT ADVISORY FEES (NOTE
             5)...........................       61,965
           LEGAL..........................        3,600
           AUDITING & ACCOUNTING..........       24,875
           CUSTODIAN......................        8,168
           OTHER OFFICE AND
             ADMINISTRATIVE...............       29,206
                                            -----------
                TOTAL..................................       213,614
                                                          -----------
     NET INVESTMENT INCOME.............................       712,554
                                                          -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 3):
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS
           (EXCLUDING SHORT-TERM
             INVESTMENTS):
           PROCEEDS FROM SALES............  $ 4,047,115
           COST OF SECURITIES SOLD........      720,625
                                            -----------
                NET REALIZED GAIN......................     3,326,490
     UNREALIZED APPRECIATION OF
        INVESTMENTS:
           AT JANUARY 1, 1998.............   41,823,661
           AT JUNE 30, 1998...............   39,453,773
                                            -----------
     DECREASE IN NET UNREALIZED APPRECIATION...........    (2,369,888)
                                                          -----------
NET GAIN ON INVESTMENTS................................       956,602
                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...   $ 1,669,156
                                                          ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE SIX MONTHS ENDED JUNE 30, 1998 AND THE
                          YEAR ENDED DECEMBER 31, 1997
                                  (UNAUDITED)

                                               1998          1997
                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
     NET INVESTMENT INCOME................  $   712,554   $ 1,443,971
     NET REALIZED GAIN ON INVESTMENTS.....    3,326,490     2,678,716
     INCREASE (DECREASE) IN NET UNREALIZED
        APPRECIATION ON INVESTMENTS.......   (2,369,888)   11,032,034
     CAPITAL GAINS TAX PAYABLE ON BEHALF
        OF SHAREHOLDERS (NOTE 1)..........            0      (929,093)
                                            -----------   -----------
     NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS.........    1,669,156    14,225,628
     UNDISTRIBUTED INVESTMENT INCOME
        INCLUDED IN PRICE OF SHARES
        REDEEMED..........................       (2,544)      (10,922)
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS INCLUDED IN PRICE OF
        SHARES REDEEMED...................      (16,989)      (24,166)
     DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME.................     (336,531)   (1,433,374)
CAPITAL SHARE TRANSACTIONS:
     (EXCLUSIVE OF AMOUNTS ALLOCATED TO
        INVESTMENT INCOME AND NET REALIZED
        GAIN FROM SECURITY TRANSACTIONS)
        (NOTE 1):
           COST OF SHARES OF CAPITAL STOCK
             REDEEMED.....................     (457,047)   (1,163,998)
                                            -----------   -----------
     TOTAL INCREASE (DECREASE) IN NET
        ASSETS............................      856,045    11,593,168
NET ASSETS:
     BEGINNING OF PERIOD..................   59,363,454    47,770,286
                                            -----------   -----------
     END OF PERIOD [INCLUDING
        UNDISTRIBUTED NET INVESTMENT
        INCOME (LOSS) OF $104,024 AND
        ($269,456) RESPECTIVELY]..........  $60,219,499   $59,363,454
                                            ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 1998

1. SIGNIFICANT ACCOUNTING POLICIES
     The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 437 shares of capital stock redeemed during the period ended June 30, 1998.

     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Portfolio Valuation
     Marketable securities are generally valued at the last reported sales price on June 30, 1998. Where a last sales price is not reported, the latest bid price is used. Marketable securities for which neither a sale nor a bid price was reported on June 30, 1998 are valued at the latest sale or bid price previously reported. Investments in non-marketable securities are valued at fair value as determined by the Board of Directors (see Note 2).

Federal Income Taxes
     No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization
     The Company follows the accounting practices known as "equalization" by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed

                                  (UNAUDITED)

income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Other
     As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

2. NON-MARKETABLE SECURITY OF AFFILIATE
     There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.

     The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a "control person," it would be necessary to register said shares under the Securities Act of 1933 prior to their sale.

                                June 30, 1998               6 Months
                      ---------------------------------   Ended 6/30/98
                      Percent   Identified      Fair        Dividend
Shares                 Owned       Cost        Value         Income
------                -------   ----------   ----------   -------------
732     Pennsylvania
        Warehousing
        and Safe
        Deposit
        Company       16.92%     $71,399     $1,976,400      $29,280
                      ======     =======     ==========      =======

                                  (UNAUDITED)

3. PURCHASES AND SALES OF SECURITIES
     The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 1998 (excluding U.S. Government short-term securities) were:

                               Historical                     Cost of
                                 Cost of     Proceeds from   Securities
                               Investments     Sales and      Sold and
                                Purchased     Maturities      Matured
                               -----------   -------------   ----------
Common stocks................  $2,772,528     $ 4,047,114    $  720,626
Short-term securities........   3,547,540       6,292,344     6,292,344
U.S. Treasury Notes..........     498,880               0             0
                               ----------     -----------    ----------
     Total...................  $6,818,948     $10,339,458    $7,012,970
                               ==========     ===========    ==========

4. LEASE
     The Company rents office space under a lease expiring in April 1999. The lessor Company's President also serves on the Board of Directors of the Company. Minimum annual rental for this space is $5,400.

5. OTHER INFORMATION FOR THE SIX MONTHS ENDED
   JUNE 30, 1998
     Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $47,850.

     Investment advisory fees payable monthly to Cooke & Bieler, Inc. are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%.

                           SUPPLEMENTARY INFORMATION

                                  (UNAUDITED)

Selected data for each share of capital stock outstanding throughout each period:

                                              Six
                                            Months
                                             Ended
                                            June 30            Year Ended December 31
                                             1998        1997       1996      1995      1994
                                           -----------------------------------------------
Investment income.......................   $   16.42   $   32.49   $ 32.33   $ 30.77   $ 28.64
Expenses................................        3.79        7.27      6.68      5.97      5.59
                                           ---------   ---------   -------   -------   -------
Net investment income...................       12.63       25.22     25.65     24.80     23.05
Dividends from net investment income....       (6.00)     (25.33)   (25.67)   (26.73)   (22.99)
Net realized gain (loss) and increase
  (decrease) in unrealized
  appreciation..........................       16.88      224.41     90.93    170.09    (77.72)
                                           ---------   ---------   -------   -------   -------
Net increase (decrease) in net asset
  value.................................       23.51      224.30     90.91    168.16    (77.66)
Net asset value:
  Beginning of year.....................    1,052.11      827.81    736.90    568.74    646.40
                                           ---------   ---------   -------   -------   -------
  End of year...........................   $1,075.62   $1,052.11   $827.81   $736.90   $568.74
                                           =========   =========   =======   =======   =======
Annual ratio of expenses to average net
  assets................................         .70%*      0.78%     0.86%     0.89%     0.89%
Annual ratio of net investment income to
  average net assets....................        2.34%*      2.68%     3.32%     3.72%     3.68%
Annual portfolio turnover rate..........        2.81%*     10.44%     5.29%     4.67%     9.17%
Number of shares outstanding at end of
  period (in thousands).................          56          56        58        58        59

* ANNUALIZED

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS*
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                  (UNAUDITED)

                                            Changes       Balance
                                             During       June 30,
                                           the Period       1998
                                           ----------   ------------
                                               Number of Shares
                                           -------------------------

                                     SALES

Bristol-Myers Squibb.....................     7,000           -0-
Marsh & McLennan Inc. ...................     8,000        16,500
PNC Bank Corp. ..........................    20,000       434,000
Schering-Plough..........................    12,000           -0-
State Street Corp. ......................     6,000        10,000
Xerox Corp. .............................     2,500         5,000

                                   PURCHASES

AMP, Inc. ...............................     3,000        19,000
Corning Inc. ............................     4,000        23,000
Fluor Corp. .............................    10,000        10,000
Kalmar Small Cap Fund....................    69,881        69,881
Pall Corp. ..............................     5,000        25,000
Scudder Int'l............................    39,293        80,496

                                               Principal Amount
                                           -------------------------
U.S. Treasury Notes 5 3/8% due 6/30/00...   500,000       500,000

                                  STOCK SPLITS

                                               Number of Shares
                                           -------------------------
Bell Atlantic Corp. .....................    10,000        20,000
Marsh & McLennan Inc. ...................     5,500        16,500

* EXCLUSIVE OF SHORT-TERM U.S. TREASURY BILLS AND OTHER SHORT-TERM INSTRUMENTS.

                    OTHER INFORMATION RELATING TO THE ANNUAL
                              SHAREHOLDERS MEETING

     Of 56,191 shares of common stock of the company outstanding and entitled to vote, a total of 54,711 shares were represented either in person or by proxy at the annual shareholders meeting held on April 15, 1998.

     Votes totaling 54,386 were cast for both Frank A. Wood, Jr. and Herbert S. Riband, Jr., to serve as directors of the company for a three-year period. There were 325 abstentions.

     Votes cast for the ratification of the selection of Deloitte & Touche LLP as auditors of the company for the period April 15, 1998 to April 21, 1999 totalled 54,386.